Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 232.4		$ 176.2
Total non-current assets	2,758.1		2,904.1
Total assets	2,990.5		3,080.3	$ 3,142.2
Total current liabilities	1,884.3		117.9
Equity	711.5	$ 873.0	889.9	$ 968.2	$ 1,027.9	$ 1,036.8
Total liabilities and equity	2,990.5		3,080.3
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	11.0		9.0
Total current assets	147.6		142.2
Total non-current assets	3.6		4.2
Total assets	151.2		146.4
Total current liabilities	138.3		132.1
Equity	12.9		14.3
Total liabilities and equity	151.2		146.4
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	15.8		7.2
Total current assets	81.2		48.7
Total non-current assets	3.6		2.1
Total assets	84.8		50.8
Total current liabilities	78.4		45.8
Equity	6.4		5.0
Total liabilities and equity	$ 84.8		$ 50.8